Schedule of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories
Crude oil	$ 3,048	$ 2,242
Oil products	2,495	1,925
Intermediate products	532	396
Natural gas and Liquefied Natural Gas (LNG)	349	122
Biofuels	19	30
Fertilizers	8	8
Total products	6,451	4,723
Materials, supplies and others	804	954
Total	$ 7,255	$ 5,677